Summary of Significant Accounting Policies (Narrative) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Asset Impairment Charges
Impairment charges	$ 0	$ 25
Asset Impairment Charges, net of tax	26
Goodwill
Goodwill	5,696	5,720	$ 5,835
TECO Energy
Goodwill
Goodwill	5,600
GBPC
Goodwill
Goodwill	$ 68	$ 68
Reporting Unit, Percentage of Fair Value in Excess of Carrying Amount	12.00%